Note Payable Related Party (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended		24 Months Ended
	May 01, 2018	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2018
Chairperson and President [Member]
Note payable - related party	$ 1,285,000
Interest rate	5.00%
Promissory Note [Member]
Note payable - related party	$ 1,285,000
Interest rate	0.05%
Maturity Date	Jan. 01, 2022
Note payable - related party current and non current		$ 1,285,000		$ 1,285,000		$ 1,285,000	$ 1,285,000
Interest payable - related party		155,000		155,000		107,000		$ 43,000
Iinterest expense		$ 16,000	$ 16,000	$ 48,000	$ 48,000	$ 64,000	$ 43,000